Collaboration Agreement - Additional Information (Detail) $ in Thousands			1 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 03, 2014 USD ($)	Jul. 31, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Project shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 31, 2013 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenue					$ 1,451	$ 1,234	$ 1,201	$ 1,070	$ 807	$ 1,316	$ 1,342	$ 1,476	$ 1,016	$ 2,609	$ 1,877	$ 4,312	$ 5,150	$ 1,141
Research and development expense					7,404	5,787	$ 6,258	$ 5,976	$ 4,503	5,418	$ 4,197	$ 3,766	$ 3,363	14,280	$ 10,479	$ 22,524	16,744	12,976
Astellas Collaboration Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Convertible promissory notes										5,000							5,000
Initial research term																3 years 6 months
Percentage of any third-party costs incurred by company																100.00%
First year of research term amount																$ 6,030
Number of projects to be conducted under this term | Project																2
Total potential payments under collaboration																$ 1,200,000
Description deliverables under agreement																(i) the research license, (ii) the research services to be provided over the research term, which is three and a half years, and (iii) the Company’s participation in the Joint Research Committee (the “Committee”) to be provided over the initial three and a half year research term of the agreement.
Earned non-substantive milestone payment																$ 800
Revenue																1,272	0
Deferred revenue						3,230				588						3,230	588
Astellas Collaboration Agreement [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Development and sales milestone payments																$ 398,450
Biogen License Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Description deliverables under agreement																(i) the research license, (ii) the research services to be provided over the four-year research term of the agreement, and (iii) the Company’s participation in the Joint Research Committee (the “Committee”) to be provided over the initial four-year research term of the agreement.
Earned non-substantive milestone payment																	2,000
Revenue																$ 3,040	2,407	146
Deferred revenue						5,111				5,072						5,111	5,072
Nonrefundable upfront fee		$ 2,500
Purchase of preferred stock under existing terms purchased		$ 5,000
Research funding payments guaranteed period		2 years
Research funding payments		$ 4,000
Biogen License Agreements [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Development and sales milestone payments		$ 195,500
Percentage of sharing costs		51.00%
Biogen License Agreements [Member] | Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of sharing costs		49.00%
CFFT [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenue																$ 0	2,561	691
Funds received for research, development and commercialization agreement	$ 5,704
Description of funds received in different periods																Under terms of the CFFT Agreement, which was subsequently amended in May 2013 and January 2014, CFFT agreed to provide up to $5,704 (the “Award’) in research funding to the Company over two non-consecutive one-year periods from March 2012 to March 2013 and from January 2014 to December 2014.
Milestone and royalty payments description																(a) 268,265 shares of the Company’s common stock if the change of control occurs prior to the selection by the Company of a compound intended for product approval, or (b) 444,025 shares of the Company’s common stock if the change of control occurs after the selection by the Company of a compound intended for product approval. This alternative payment option upon a change of control would be cash settled in the event of a change of control and meets the definition of an embedded derivative.
Estimated fair value of derivative liability						2				$ 65						$ 2	65
Debt Instrument, Fair Value Disclosure						113										113
Payment obligations						$ 0										$ 0
Agreement termination period description																Each party may terminate for an uncured material breach of any material covenants or obligations or if any representation or warranty is materially untrue as of the date made and uncured after 30 days from notice. CFFT may also terminate if a case or proceeding under the bankruptcy laws is filed against the Company and not dismissed within 60 days, or if the Company files for insolvency, reorganization, receivership, dissolution or liquidation.
CFFT [Member] | Occurs Prior to Selection [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common stock | shares						268,265										268,265
CFFT [Member] | Occurs After Selection [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common stock | shares						444,025										444,025
CFFT [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments for Royalties																$ 34,224
Royalty Expense																22,816
MJFF Research Grant [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenue																0	182	304
Funds received from research grants																			$ 486
Harvard Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development expense																100	$ 100	50
Harvard Agreement [Member] | Maximum [Member] | Clinical Development Milestones [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Future milestone payments under the agreement																		3,500
Increase in milestone payments if did not exercise co-development option																		15,400
Harvard Agreement [Member] | Maximum [Member] | Commercial Milestones [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Future milestone payments under the agreement																		6,000
Harvard Agreement [Member] | Maximum [Member] | Commercialization And Sales Milestones [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Increase in milestone payments if did not exercise co-development option																		103,500
Sublicense Agreement [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment obligation if sublicense rights are granted																		1,000
Biogen Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development expense																		$ 250
Research funding payments on guaranteed basis						$ 4,000										$ 4,000
Astellas Pharma Inc [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue				$ 1,000	$ 1,000									$ 1,000
Term of agreement				3 years 6 months
Astellas Pharma Inc [Member] | Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Term of agreement			3 years 7 months 6 days